NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2019

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS - 97.28%
	Communication Services - Media &
	Entertainment - 4.26%
143,000	Cinemark Holdings, Inc.	$ 4,840,550
130,000	ViacomCBS Inc. - Class B	5,456,100
45,000	Walt Disney Company (The)	6,508,350
		------------
		16,805,000
		------------

	Consumer Discretionary - Durables &
	Apparel - 2.19%
54,500	Hasbro, Inc.	5,755,745
150,000	Newell Brands Inc.	2,883,000
		------------
		8,638,745
		------------

	Consumer Discretionary - Retailing - 7.15%
62,000	Genuine Parts Company	6,586,260
28,500	Home Depot, Inc. (The)	6,223,830
79,000	Target Corporation	10,128,590
86,500	TJX Companies, Inc. (The)	5,281,690
		------------
		28,220,370
		------------

	Consumer Discretionary - Services - 0.12%
8,646	Cedar Fair, L.P.	479,334
		------------

	Consumer Services - Telecommunications
	Services - 3.00%
120,000	AT&T Inc.	4,689,600
116,500	Verizon Communications Inc.	7,153,100
		------------
		11,842,700
		------------

	Consumer Staples - Food, Beverage &
	Tobacco - 5.30%
145,000	Coca-Cola Company (The)	8,025,750
125,000	General Mills, Inc.	6,695,000
72,500	Philip Morris International Inc.	6,169,025
		------------
		20,889,775
		------------

	Consumer Staples - Household & Personal
	Products - 1.55%
49,000	Proctor & Gamble Company (The)	6,120,100
		------------

	Energy - Energy - 4.87%
79,500	Chevron Corporation	9,580,545
85,000	ConocoPhillips	5,527,550
41,250	EnLink Midstream, LLC	252,863
119,100	Enterprise Products Partners L.P.	3,353,856
20,183	Williams Companies, Inc. (The)	478,741
		------------
		19,193,554
		------------

	Financials - Banks - 6.71%
325,000	First Horizon National Corporation	5,382,000
72,000	JPMorgan Chase & Co.	10,036,800
36,500	PNC Financial Services Group, Inc. (The)	5,826,495
97,500	Webster Financial Corporation	5,202,600
		------------
		26,447,895

		------------

	Financials - Diversified - 3.75%
107,500	Charles Schwab Corporation (The)	5,112,700
91,000	Northern Trust Corporation	9,667,840
		------------
		14,780,540
		------------

	Financials - Insurance - 3.90%
78,000	Arthur J. Gallagher & Co.	7,427,940
51,000	Chubb Limited	7,938,660
		------------
		15,366,600
		------------

	Health Care - Equipment & Services - 9.64%
103,500	Abbott Laboratories	8,990,010
27,500	CVS Health Corporation	2,042,975
94,500	Medtronic Public Limited Company	10,721,025
93,500	Quest Diagnostics Incorporated	9,984,865
131,000	Smith & Nephew PLC sponsored ADR	6,297,170
		------------
		38,036,045
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 8.16%
45,000	Eli Lilly and Company	5,914,350
114,000	Gilead Sciences, Inc.	7,407,720
76,000	Johnson & Johnson	11,086,120
198,500	Pfizer Inc.	7,777,230
		------------
		32,185,420
		------------

	Industrials - Capital Goods - 8.69%
108,500	Emerson Electric Co.	8,274,210
41,500	Illinois Tool Works Inc.	7,454,645
20,500	L3Harris Technologies, Inc.	4,056,335
37,500	Snap-on Incorporated	6,352,500
49,000	Stanley Black & Decker, Inc.	8,121,260
		------------
		34,258,950
		------------

	Industrials - Commercial & Professional
	Services - 1.76%
158,000	Healthcare Services Group, Inc.	3,842,560
142,800	KAR Auction Services, Inc.	3,111,612
		------------
		6,954,172
		------------

	Information Technology - Hardware &
	Equipment - 4.44%
33,150	Apple Inc.	9,734,498
162,000	Cisco Systems, Inc.	7,769,520
		------------
		17,504,018
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 6.15%
74,000	Analog Devices, Inc.	8,794,160
55,500	Microchip Technology Incorporated	5,811,960
42,000	Texas Instruments Incorporated	5,388,180
43,500	Xilinx, Inc.	4,252,995
		------------
		24,247,295
		------------

	Information Technology - Software &
	Services - 5.32%
42,500	International Business Machines Corporation	5,696,700
97,000	Microsoft Corporation	15,296,900
		------------
		20,993,600
		------------

	Materials - 2.14%

50,000	Avery Dennison Corporation	6,541,000
25,000	RPM International, Inc.	1,919,000
		------------
		8,460,000
		------------

	Real Estate - 5.72%
40,212	Digital Realty Trust, Inc.	4,814,985
9,000	Equinix, Inc.	5,253,300
73,800	W.P. Carey Inc.	5,906,952
217,500	Weyerhaeuser Company	6,568,500
		------------
		22,543,737
		------------

	Utilities - 2.46%
44,000	CMS Energy Corporation	2,764,960
48,000	Dominion Energy, Inc.	3,975,360
32,000	WEC Energy Group, Inc.	2,951,360
		------------
		9,691,680
		------------

	TOTAL COMMON STOCKS
	(cost $283,206,875)	383,659,530
		------------

SHORT-TERM INVESTMENTS - 2.61%
	U.S. Government Sercurities - 1.27%
$4,000,000	U.S. Treasury Bill 01/07/2020, 1.474%	3,999,195
1,000,000	U.S. Treasury Bill 02/25/2020, 1.435%	997,887
		------------
		4,997,082
		------------

	Money Market Fund - 1.34%
5,293,924	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 7-day
	net yield 1.51%	5,293,924
		------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $10,291,006)	10,291,006
		------------

	TOTAL INVESTMENTS
	(cost $293,497,881) - 99.89%	393,950,536
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.11%	447,159
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$394,397,695
		------------
		------------

% of net assets.
* Non-income producing.

As of December 31, 2019, investment cost for federal tax purposes was $292,741,025 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$104,805,674
Unrealized depreciation	(3,596,163)
------------
Net unrealized appreciation	$101,209,511
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Financial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fundýs own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fundýs investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$383,659,530
Money Market Fund	5,293,924
Level 2 -
U.S. Government Securities	4,997,082
Convertible Preferred Stock(1)	--
Level 3 -
None	--
------------
Total	$393,950,536
------------
------------

(1) See Schedule above for further detail by industry.